Stockholders' Equity: Additional information (Details) - MXN ($) $ in Thousands		12 Months Ended
	Apr. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2022
Stockholders' Equity
Capital stock		$ 7,767,276	$ 7,767,276
Capital redemption reserve		11,554,572	11,554,572
Dividend payables				$ 2,709,000
Extraordinary Dividend				$ 1,800,000
Dividends paid, classified as financing activities	$ 2,463,000	$ 4,509,000	2,463,000
Dividend Declared, Tax on Dividends, Percentage		42.86%
Retained earnings		$ 20,731,444	15,551,586
Additional paid-in capital		53,329,606	48,586,919
Capital Contribution		$ 20,812,899	17,347,482
Percentage of series stock in total capital stock		15.00%
Fixed Capital Shares
Stockholders' Equity
Capital stock		$ 1,000	1,000
Variable Capital Shares
Stockholders' Equity
Capital stock		$ 7,766,276	$ 7,766,276
Class Two Common Stock
Stockholders' Equity
Number of shares issued		0	0